Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	107,800,000	107,800,000
Ordinary shares, shares issued (in Shares)	18,204,002	10,190,904
Ordinary shares, shares outstanding (in Shares)	18,204,002	10,190,904